As filed with the Securities and Exchange Commission on March 1, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7919

Bremer Investment Funds, Inc.
(Exact name of registrant as specified in charter)

445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Address of principal executive offices) (Zip code)

Joel W. Reimers
445 Minnesota St.
Suite 2000
St. Paul, Minnesota 55101
(Name and address of agent for service)

(320) 255-7174
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Growth Stock Fund

Shares		Value
	COMMON STOCKS - 99.0%

	AIR FREIGHT & LOGISTICS - 1.7%
15,000	United Parcel Service, Inc. - Class B	$1,127,250

	BANKING & FINANCIAL SERVICES- 9.0%
20,000	American Express Company	1,029,200
25,000	Citigroup, Inc.	1,213,250
30,000	J.P. Morgan Chase & Co.	1,190,700
25,000	Mellon Financial Corporation	856,250
13,500	Merrill Lynch & Co., Inc.	914,355
15,000	Wells Fargo & Company	942,450
		6,146,205

	BUSINESS SERVICES - 3.0%
25,000	Accenture Ltd. - Class A [f]	721,750
30,000	First Data Corporation	1,290,300
		2,012,050

	CAPITAL GOODS - 10.7%
15,000	3M Co.	1,162,500
26,000	Dover Corporation	1,052,740
15,000	Emerson Electric Co.	1,120,500
70,000	General Electric Company	2,453,500
20,000	Ingersoll-Rand Company Ltd. - Class A [f]	807,400
10,000	W.W. Grainger, Inc.	711,000
		7,307,640

	CHEMICALS - 1.6%
30,000	Ecolab Inc.	1,088,100

	COMMUNICATION & MEDIA - 3.0%
60,000	Time Warner Inc.	1,046,400
30,000	Viacom, Inc. - Class B	978,000
		2,024,400

	COSMETICS & TOILETRIES - 2.0%
10,000	Kimberly-Clark Corporation	596,500
13,500	Procter & Gamble Company	781,380
		1,377,880

	DRUGS - 4.8%
20,000	Eli Lilly & Co.	1,131,800
65,000	Mylan Laboratories Inc.	1,297,400
35,000	Pfizer, Inc.	816,200
		3,245,400

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Growth Stock Fund

Shares		Value
	ENERGY - 6.6%
15,000	BP PLC ADR	$963,300
15,000	ChevronTexaco Corporation	851,550
20,000	Exxon Mobil Corporation	1,123,400
10,000	Nabors Industries Ltd. * [f]	757,500
8,000	Schlumberger Limited [f]	777,200
		4,472,950

	FOOD, BEVERAGE & TOBACCO - 1.7%
20,000	PepsiCo, Inc.	1,181,600

	HEALTH CARE - 6.7%
20,000	Amgen, Inc. *	1,577,200
30,000	Medtronic, Inc.	1,727,100
24,000	Quest Diagnostics Incorporated	1,235,520
		4,539,820

	HOTELS, RESTAURANTS & LEISURE - 2.0%
11,000	International Speedway Corporation - Class A	526,900
25,000	McDonald's Corporation	843,000
		1,369,900

	INSURANCE - 3.9%
15,000	AFLAC Incorporated	696,300
18,750	American International Group, Inc.	1,279,312
15,000	The St. Paul Travelers Companies, Inc.	670,050
		2,645,662

	MEDICAL PRODUCTS - 4.9%
20,000	Biomet, Inc.	731,400
30,000	Boston Scientific Corporation *	734,700
20,000	Johnson & Johnson	1,202,000
18,000	Respironics, Inc. *	667,260
		3,335,360

	OIL & GAS EQUIPMENT & SERVICES - 2.6%
30,000	BJ Services Co.	1,100,100
10,000	Transocean Inc. * [f]	696,900
		1,797,000

	RETAIL - GENERAL - 9.3%
24,000	Best Buy Co, Inc.	1,043,520
30,000	CVS Corporation	792,600
20,000	Kohl's Corporation *	972,000
25,000	Target Corporation	1,374,250
35,000	Walgreen Co.	1,549,100
12,000	Wal-Mart Stores, Inc.	561,600
		6,293,070

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Growth Stock Fund

Shares		Value
	SOFTWARE - 5.5%
15,000	Cognos, Inc. * [f]	$520,650
85,000	Microsoft Corporation	2,222,750
80,000	Oracle Corporation *	976,800
		3,720,200

	SPECIALTY RETAIL - 1.6%
15,500	Coach, Inc. *	516,770
16,000	Michaels Stores, Inc.	565,920
		1,082,690

	TECHNOLOGY - 9.8%
50,000	American Power Conversion Corporation	1,100,000
50,000	Cisco Systems, Inc. *	856,000
30,000	Dell Inc. *	899,700
45,000	Intel Corporation	1,123,200
15,000	International Business Machines Corporation (IBM)	1,233,000
45,000	Texas Instruments Incorporated	1,443,150
		6,655,050

	TELECOMMUNICATIONS - 3.3%
50,000	Nokia OYJ ADR	915,000
30,500	QUALCOMM, Inc.	1,313,940
		2,228,940

	TRAVEL & RECREATION - 5.3%
15,000	Carnival Corporation [f]	802,050
10,000	Marriott International, Inc. - Class A	669,700
50,000	Southwest Airlines Co.	821,500
55,000	The Walt Disney Company	1,318,350
		3,611,600

	TOTAL COMMON STOCKS
	(Cost $48,630,480)	$67,262,767

Shares		Value
	SHORT TERM INVESTMENTS - 0.7%

	INVESTMENT COMPANY - 0.7%
477,760	First American Prime Obligations Fund	$477,760

	TOTAL SHORT TERM INVESTMENTS (Cost $477,760)	$477,760

	TOTAL INVESTMENTS (Cost $49,108,240) - 99.7%	$67,740,527

	Other Assets in Excess of Liabilities - 0.3%	200,765

	TOTAL NET ASSETS - 100.0%	$67,941,292

ADR	American Depository Receipt
*	Non Income Producing
[f]	Foreign

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Bond Fund

	LONG-TERM INVESTMENTS - 96.9%

	CORPORATE BONDS & NOTES - 28.9%

Principal
Amount		Value
	AGRICULTURAL OPERATIONS - 2.7%
$210,000	Cargill, Incorporated (Acquired 3/26/01, Cost $206,976)
	6.150%, 02/25/2008 [r]	$215,417
2,000,000	Cargill, Incorporated (Acquired 12/12/00, Cost $1,955,112)
	6.300%, 04/15/2009 [r]	2,083,918
		2,299,335

	ATHLETIC FOOTWEAR - 1.2%
1,000,000	Nike, Inc.
	5.500%, 08/15/2006	1,004,290

	BANKING & FINANCIAL SERVICES - 7.0%
1,000,000	Bank of America Corporation
	4.875%, 09/15/2012	994,456
500,000	BNP Paribas US MTN LLC
	7.000%, 09/28/2020 #**	472,225
500,000	General Motors Acceptance Corporation
	6.125%, 02/01/2007	477,443
500,000	General Motors Acceptance Corporation
	5.100%*, 07/16/2007	468,867
1,000,000	The Goldman Sachs Group Inc.
	6.600%, 01/15/2012	1,075,528
1,000,000	Lehman Brothers Holdings Inc.
	6.250%, 05/15/2006	1,005,156
500,000	Rabobank Nederland NV NY
	7.000%*, 07/27/2020	467,500
1,000,000	Wells Fargo & Company
	5.125%, 09/01/2012	1,007,558
		5,968,733

	CHEMICALS - 1.1%
1,000,000	E.I. Du Pont De Nemours
	4.125%, 04/30/2010	966,512

	ENERGY - 3.5%
2,000,000	BP Capital Markets Plc [f]
	2.750%, 12/29/2006	1,962,866
1,000,000	Duke Energy Corp.
	5.375%, 01/01/2009	1,007,748
		2,970,614

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Bond Fund

Principal
Amount		Value
	FOOD, BEVERAGE & TOBACCO - 1.5%
$1,000,000	Hormel Foods Corporation
	6.625%, 06/01/2011	$1,083,419
235,000	PepsiCo, Inc.
	5.750%, 01/15/2008	239,284
		1,322,703

	HOTELS & LEISURE - 2.4%
2,000,000	Park Place Entertainment Corporation
	9.375%, 02/15/2007	2,087,500

	INSURANCE - 3.5%
2,000,000	Berkshire Hathaway Finance Corp.
	3.375%, 10/15/2008	1,928,318
1,000,000	The St. Paul Travelers Companies, Inc.
	7.370%, 08/20/2007	1,037,671
		2,965,989

	MANUFACTURING - 2.4%
1,000,000	DaimlerChrysler N.A. Holding Corp.
	4.750%, 01/15/2008	991,350
1,000,000	Honeywell International, Inc.
	7.500%, 03/01/2010	1,099,943
		2,091,293

	PUBLISHING - 1.2%
1,000,000	The Washington Post Company
	5.500%, 02/15/2009	1,019,283

	RETAIL - 1.2%
1,000,000	JC Penney Corp. Inc.
	7.600%, 04/01/2007	1,032,500

	TECHNOLOGY - 1.2%
1,000,000	International Business Machines Corporation (IBM)
	4.875%, 10/01/2006	1,001,001

	TOTAL CORPORATE BONDS & NOTES
	(Cost $24,940,182)	$24,729,753

	U.S. GOVERNMENT AGENCY AND
	AGENCY-BACKED ISSUES - 50.6%

	Fannie Mae
$1,000,000	2.750%, 05/12/2006 #	$993,357
1,000,000	4.375%, 08/17/2007 #	993,686
1,000,000	4.300%, 01/28/2008 #	991,240
1,500,000	6.250%, 02/01/2011	1,585,886
2,000,000	5.250%, 08/01/2012	2,021,968
		6,586,137

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Bond Fund

Principal
Amount		Value
	Federal Home Loan Bank (FHLB)
$1,000,000	3.250%, 12/21/2007 **	$993,863
1,000,000	3.500%, 09/23/2009 #**	986,803
1,000,000	5.125%, 11/01/2010	995,900
1,000,000	3.875%, 06/14/2013	943,801
750,000	6.000%*, 07/09/2018	637,238
		4,557,605

	Federal Home Loan Mortgage Corporation (FHLMC),
	Participation Certificates
920,469	Pool #B14860, 4.000%, 05/01/2014	890,583
64,622	Pool #E00856, 7.500%, 06/01/2015	67,886
40,128	Pool #G11072, 7.500%, 12/01/2015	42,155
175,942	Pool #E00961, 6.000%, 04/01/2016	179,663
856,156	Pool #E01343, 5.000%, 04/01/2018	849,278
804,544	Pool #B12056, 4.500%, 02/01/2019	784,346
1,269,421	Pool #B12781, 4.000%, 03/01/2019	1,212,579
92,084	Pool #C90290, 7.000%, 08/01/2019	96,295
		4,122,785

	Federal National Mortgage Association (FNMA),
	Pass-Thru Certificates
128,011	Pool #532561, 8.000%, 05/01/2015	136,692
207,470	Pool #303922, 6.000%, 05/01/2016	211,532
240,094	Pool #545300, 5.500%, 11/01/2016	241,929
1,074,191	Pool #254721, 5.000%, 05/01/2018	1,064,578
576,513	Pool #752031, 5.000%, 10/01/2018	571,354
811,424	Pool #765251, 4.000%, 03/01/2019	776,006
144,394	Pool #211830, 5.750%, 04/01/2023	147,035
53,890	Pool #323380, 6.500%, 10/01/2028	55,530
2,957,180	Pool #770725, 5.500%, 04/01/2034	2,931,978
		6,136,634

	Freddie Mac
1,000,000	4.500%, 02/15/2008 #	992,967
1,500,000	3.000%, 03/27/2009 #**	1,488,121
1,000,000	4.375%, 07/30/2009	981,859
2,000,000	5.875%, 03/21/2011	2,086,410
		5,549,357

	Government National Mortgage Association (GNMA)
219,746	Pool #521580, 7.000%, 11/15/2014	229,415
89,610	Pool #520754, 7.000%, 07/15/2015	93,538
164,688	Pool #520763, 7.000%, 07/15/2015	171,907
145,925	Pool #492995, 6.000%, 11/15/2028	149,705
281,370	Pool #780941, 6.000%, 12/15/2028	288,653
45,475	Pool #781029, 6.500%, 05/15/2029	47,621
239,162	Pool #542643, 6.000%, 03/15/2031	245,200
427,662	Pool #564700, 6.000%, 07/15/2031	438,460
193,335	Pool #564153, 6.500%, 07/15/2031	202,135
122,651	Pool #584332, 7.000%, 08/15/2031	128,809
466,418	Pool #575885, 6.000%, 12/15/2031	478,194
295,104	Pool #552242, 6.500%, 12/15/2031	308,535
65,326	Pool #569421, 7.500%, 05/15/2032	68,716
53,232	Pool #581988, 8.000%, 05/15/2032	56,988
1,265,441	Pool #592008, 5.000%, 05/15/2033	1,251,024
283,461	Pool #553320, 6.000%, 06/15/2033	290,659
1,345,109	Pool #620461, 5.000%, 08/15/2033	1,329,785
1,230,899	Pool #594109, 5.000%, 09/15/2033	1,216,876
		6,996,220

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Bond Fund

Principal
Amount		Value
	Government National Mortgage Association (GNMA)
	Adjustable Rate Mortgage (ARM)
$389,463	Pool #080546, 4.000%, 10/20/2031	$391,157
448,196	Pool #080579, 4.000%, 02/20/2032	449,204
319,370	Pool #080587, 4.500%, 03/20/2032	321,239
73,672	Pool #080589, 4.625%, 03/20/2032	74,563
987,194	Pool #080626, 4.500%, 08/20/2032	986,919
711,056	Pool #080636, 4.500%, 09/20/2032	711,091
334,951	Pool #080665, 4.625%, 01/20/2033	338,664
788,788	Pool #080675, 4.625%, 02/20/2033	797,512
661,877	Pool #080686, 4.375%, 04/20/2033	664,649
824,026	Pool #080701, 4.375%, 06/20/2033	825,801
640,341	Pool #080704, 4.500%, 06/20/2033	642,527
1,039,625	Pool #080779, 4.125%, 12/20/2033	1,041,883
953,526	Pool #080846, 4.500%, 03/20/2034	954,468
406,066	Pool #080904, 4.875%, 05/20/2034	408,329
691,647	Pool #080937, 4.875%, 06/20/2034	695,532
		9,303,538

	TOTAL U.S. GOVERNMENT AGENCY
	AND AGENCY-BACKED ISSUES
	(Cost $43,550,874)	$43,252,276

	U.S. TREASURY OBLIGATIONS - 10.9%
Principal
Amount		Value
	U.S. Treasury Bonds - 7.4%
1,000,000	3.875%, 05/15/2009	984,610
1,000,000	3.625%, 07/15/2009	975,860
1,000,000	5.750%, 08/15/2010	1,058,243
1,000,000	5.000%, 02/15/2011	1,030,274
1,000,000	4.375%, 08/15/2012	1,000,196
500,000	4.000%, 02/15/2014	486,602
600,000	7.500%, 11/15/2016	753,844
		6,289,629

	U.S. Treasury Notes - 3.5%
2,000,000	2.000%, 05/15/2006	1,983,752
1,030,000	2.375%, 08/15/2006	1,017,648
		3,001,400

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $9,462,955)	$9,291,029

	ASSET BACKED SECURITIES - 0.5%

435,434	CitiFinancial Mortgage Securities, Inc.
	Series #2003-4, 3.221%, 10/25/2033	431,898

	TOTAL ASSET BACKED SECURITIES
	(Cost $431,386)	$431,898

BREMER INVESTMENT FUNDS, INC

SCHEDULE OF INVESTMENTS - December 31, 2005 (Unaudited)

Bond Fund

Principal
Amount		Value
	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 6.0%
$580,000	Fannie Mae
	Series 2003-57, 4.500%, 12/25/2012	$576,039
41,115	FNMA Remic Trust 1989-69 - Class G
	Series 1989-69, 7.600%, 10/25/2019	43,140
999,999	FNMA Remic Trust 2005-91
	Series 2005-91, 4.500%, 10/25/2020	964,421
756,775	Freddie Mac
	Series #2591, 3.000%, 04/15/2021	747,996
1,000,000	GNMA Remic Trust 2004-76
	Series #G2SF55, 5.000%, 04/20/2030	988,686
892,439	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series #2003LN, 4.134%, 10/15/2037	861,848
1,000,000	Residential Asset Securities Corp.
	Series #2003-KS4, 3.490%, 02/25/2031	993,603

	TOTAL COLLATERALIZED MORTGAGE
	OBLIGATIONS (Cost $5,258,028)	$5,175,733

	TOTAL LONG TERM INVESTMENTS
	(Cost $83,643,425)	$82,880,689

	SHORT TERM INVESTMENTS - 3.6%
Shares
	COMMERCIAL PAPER - 0.1%

100,000	GMAC US Commercial Paper
	4.900%, 01/09/2006	$99,891

	INVESTMENT COMPANY - 3.5%

3,013,272	First American Prime Obligations Fund	3,013,272

	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,113,163)	$3,113,163

	TOTAL INVESTMENTS - 100.5%
	(Cost $86,756,588)	$85,993,852

	Other Assets in Excess of Liabilities - 0.5%	(490,115)

	TOTAL NET ASSETS - 100.0%	$85,503,737

[f]	Foreign
[r]	Restricted under Rule 144A of the Securities Act of 1933. At December 31, 2005
	the value of the securities amounted to $2,299,335 or 2.7% of net assets.
#	Callable
*	Variable rate security. The rate listed is as of December 31, 2005.
**	Step-up coupon security. The rate listed is as of December 31, 2005.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows*:

	Bremer Growth Stock Fund	Bremer Bond Fund

Cost of investments	$49,108,240	$85,758,839

Gross unrealized appreciation	20,970,643	670,671
Gross unrealized depreciation	(2,338,356)	(1,431,558)
Net unrealized appreciation / (depreciation)	$18,632,287	$ (760,887)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report on Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bremer Investment Funds, Inc.

By (Signature and Title) /s/ Joel W. Reimers
                                                 Joel W. Reimers, President

Date  February 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Joel W. Reimers
                                                  Joel W. Reimers, President

Date February 26, 2006

By (Signature and Title)* /s/ Richard A. DiNello
                                                   Richard A. DiNello, Treasurer

Date  February 24, 2006

* Print the name and title of each signing officer under his or her signature.